Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2013
Benefit Plans [Abstract]
Benefit Plan Funded Status and Components of Net Periodic Pension Cost [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$4,043	$3,687
Service cost	—	—
Interest cost	256	252
Actuarial loss (gain)	957	266
Benefits paid	(191)	(162)

Benefit obligation—end of year	$5,065	$4,043

Change in plan assets:
Fair value of assets—beginning of year	$4,157	$3,081
Actual return on plan assets	332	538
Benefits paid	(191)	(162)
Contributions	—	700

Fair value of assets—end of year	$4,298	$4,157

	September 30,
	2013	2012
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$5,065	$4,043

Projected benefit obligation	$(5,065)	$(4,043)
Fair value of assets	4,298	4,157

Funded status	$(767)	$114

Prepaid (accrued) pension cost included in other assets (liabilities)	$(767)	$114

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(1,508)	$(617)

Components of Periodic Pension Expense

	Years Ended September 30,
	2013	2012
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$—
Interest cost	256	252
Expected return on assets	(284)	(218)
Amortization of unrecognized net loss	18	30

Total net periodic pension expense	$(10)	$64

Valuation assumptions:
Discount rate	5.0%	6.5%
Rate of return on long-term assets	7.0%	7.0%
Salary increase rate	0.0%	0.0%

Schedule of Plan Assets [Table Text Block]

	September 30,
	2013	2012
Separate account—Prudential Large Cap Blend / Victory Fund	51%	43%
Guaranteed insurance funds	49%	57%

	100%	100%

Schedule of Fair Value of Plan Assets [Table Text Block]

The long-term rate of return on assets assumption is set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's actual target allocation of asset classes. Equities and fixed income securities are assumed to earn real rates of return in the ranges of 5.0% to 9.0% and 2.0% to 6.0%, respectively. Additionally, the long-term inflation rate is projected to be 2.5%. When these overall return expectations are applied to the Plan's target allocation, the result is an expected return of 8.0% to 10.0%.

The Bank intends to maintain the current asset mix and to seek to achieve an optimal risk/reward profile by limiting market exposure to present levels. It is expected to have a 4.0% to 5.0% return from fixed income and a 5.0% to 9.0% rate of return from equities. The overall expected long-term rate of return on Plan assets used was 7.0% for both 2013 and 2012.

The fair values of the Company's pension plan assets, by asset category (see Note 16 for definition of Levels), are as follows:

September 30, 2013	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$2,178	$—	$2,178	$—
Guaranteed investment contract	$2,120	$—	$—	$2,120
September 30, 2012
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,796	$—	$1,796	$—
Guaranteed investment contract	$2,361	$—	$—	$2,361

Schedule of Expected Benefit Payments [Table Text Block]

Years ending September 30,
2014	$216
2015	213
2016	209
2017	211
2018	269
2019 to 2023	1,695

$2,813

Summary of ESOP Shares [Table Text Block]

	September 30,
	2013	2012
Unearned shares	127,380	134,271
Shares committed to be released	4,110	4,110
Shares released	31,512	26,032

Total shares	163,002	164,413

Fair value of unearned shares	$1,093,000	$1,074,000